Taxes (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Provision for income tax
Deferred income tax expenses	$ (8,982)	$ 0
Income tax expenses	8,935	(4,141)
Provision for Income Tax [Member]
Provision for income tax
Current income tax expenses	47	4,141
Deferred income tax expenses	(8,982)	0
Income tax expenses	$ (8,935)	$ 4,141